Cover Page	Nov. 05, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Utz Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38686
Entity Tax Identification Number	98-1425274
Entity Address, Address Line One	900 High Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17331
City Area Code	717
Local Phone Number	637-6644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001739566
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Registrant Name	Collier Creek Holdings
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166